NATIONWIDE

VARIABLE

ACCOUNT-A

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VA Separate Account-A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-A (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Total Return Series - Initial Class (MTRS)
1,059 shares (cost $19,417)	$23,939
NVIT Nationwide Fund - Class I (TRF)
380,452 shares (cost $3,963,946)	5,543,189
NVIT Government Bond Fund - Class I (GBF)
196,126 shares (cost $2,287,024)	2,129,932
American Century NVIT Growth Fund - Class I (CAF)
40,140 shares (cost $634,647)	814,844
NVIT Money Market Fund - Class I (SAM)
615,285 shares (cost $615,285)	615,285
VP Balanced Fund - Class I (ACVB)
287,185 shares (cost $1,905,595)	1,990,193
Equity-Income Portfolio - Initial Class (FEIP)
1,045 shares (cost $24,184)	21,390
VIP Growth Portfolio - Initial Class (FGP)
156,441 shares (cost $5,406,937)	10,285,973
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
79,023 shares (cost $1,873,830)	1,796,200

Total Investments	$23,220,945
Accounts Receivable	1,459
Accounts Receivable - Equity-Income Portfolio - Initial Class (FEIP)	21
Accounts Receivable - Total Return Series - Initial Class (MTRS)	16

$23,222,441

Contract Owners’ Equity:
Accumulation units	23,076,150
Contracts in payout (annuitization) period (note 1f)	146,291

Total Contract Owners’ Equity (note 5)	$23,222,441

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	MTRS	TRF	GBF	CAF	SAM	ACVB	FEIP
Reinvested dividends	$175,528	639	69,792	38,483	2,931	-	36,228	716
Mortality and expense risk charges (note 2)	(316,845)	(343)	(75,859)	(27,414)	(11,280)	(7,670)	(27,971)	(313)

Net investment income (loss)	(141,317)	296	(6,067)	11,069	(8,349)	(7,670)	8,257	403

Realized gain (loss) on investments	1,112,209	119	127,683	(16,887)	86,551	-	31,307	(18)
Change in unrealized gain (loss) on investments	(1,556,777)	(1,753)	(134,300)	(26,743)	(146,496)	-	(321,227)	(3,628)

Net gain (loss) on investments	(444,568)	(1,634)	(6,617)	(43,630)	(59,945)	-	(289,920)	(3,646)

Reinvested capital gains	1,024,872	909	-	-	99,453	-	203,866	2,045

Net increase (decrease) in contract owners’ equity resulting from operations	$438,987	(429)	(12,684)	(32,561)	31,159	(7,670)	(77,797)	(1,198)

Investment Activity:	FGP	AMCG	AMBP
Reinvested dividends	$26,739	-	-
Mortality and expense risk charges (note 2)	(139,538)	(3,621)	(22,836)

Net investment income (loss)	(112,799)	(3,621)	(22,836)

Realized gain (loss) on investments	731,770	(1,851)	153,535
Change in unrealized gain (loss) on investments	(376,120)	(77,630)	(468,880)

Net gain (loss) on investments	355,650	(79,481)	(315,345)

Reinvested capital gains	334,261	-	384,338

Net increase (decrease) in contract owners’ equity resulting from operations	$577,112	(83,102)	46,157

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		MTRS		TRF		GBF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(141,317)	(153,326)	296	114	(6,067)	(8,681)	11,069	14,885
Realized gain (loss) on investments	1,112,209	1,215,738	119	116	127,683	140,464	(16,887)	(12,760)
Change in unrealized gain (loss) on investments	(1,556,777)	605,146	(1,753)	745	(134,300)	467,781	(26,743)	72,241
Reinvested capital gains	1,024,872	388,817	909	617	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	438,987	2,056,375	(429)	1,592	(12,684)	599,564	(32,561)	74,366

Equity transactions:
Purchase payments received from contract owners (note 3)	185,092	251,083	-	-	21,400	3,021	844	10,459
Transfers between funds	-	-	-	-	1,021	4,751	381,253	(83,974)
Redemptions (note 3)	(2,332,050)	(2,656,960)	-	-	(477,106)	(441,327)	(378,906)	(265,459)
Annuity benefits	(18,022)	(17,362)	-	-	(4,482)	(4,328)	-	-
Contract maintenance charges (note 2)	(23,456)	(25,626)	-	-	(5,653)	(6,262)	(2,160)	(2,501)
Contingent deferred sales charges (note 2)	-	(190)	-	-	-	-	-	(64)
Adjustments to maintain reserves	5,784	5,965	(1)	(3)	1,500	1,435	(55)	84

Net equity transactions	(2,182,652)	(2,443,090)	(1)	(3)	(463,320)	(442,710)	976	(341,455)

Net change in contract owners’ equity	(1,743,665)	(386,715)	(430)	1,589	(476,004)	156,854	(31,585)	(267,089)
Contract owners’ equity beginning of period	24,966,106	25,352,821	24,353	22,764	6,019,604	5,862,750	2,161,526	2,428,615

Contract owners’ equity end of period	$23,222,441	24,966,106	23,923	24,353	5,543,600	6,019,604	2,129,941	2,161,526

CHANGES IN UNITS:
Beginning units	632,407	691,333	785	785	108,664	117,144	62,218	72,153
Units purchased	220,590	16,077	-	-	405	213	11,122	304
Units redeemed	(148,213)	(75,003)	-	-	(8,622)	(8,693)	(11,155)	(10,239)

Ending units	704,784	632,407	785	785	100,447	108,664	62,185	62,218

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	CAF		SAM		ACVB		FEIP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(8,349)	(8,141)	(7,670)	(6,536)	8,257	5,254	403	328
Realized gain (loss) on investments	86,551	27,330	-	-	31,307	32,071	(18)	10
Change in unrealized gain (loss) on investments	(146,496)	63,515	-	-	(321,227)	(48,886)	(3,628)	873
Reinvested capital gains	99,453	-	-	-	203,866	212,830	2,045	307

Net increase (decrease) in contract owners’ equity resulting from operations	31,159	82,704	(7,670)	(6,536)	(77,797)	201,269	(1,198)	1,518

Equity transactions:
Purchase payments received from contract owners (note 3)	3,104	1,301	148,106	79,923	3,005	82,459	-	-
Transfers between funds	(17,049)	40,054	77,928	14,428	(43,503)	13,959	-	-
Redemptions (note 3)	(106,196)	(40,360)	(126,564)	(55,751)	(311,962)	(292,802)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(832)	(874)	(583)	(502)	(1,972)	(2,272)	-	-
Contingent deferred sales charges (note 2)	-	(52)	-	-	-	-	-	-
Adjustments to maintain reserves	(21)	18	(6)	6	(14)	(15)	-	(3)

Net equity transactions	(120,994)	87	98,881	38,104	(354,446)	(198,671)	-	(3)

Net change in contract owners’ equity	(89,835)	82,791	91,211	31,568	(432,243)	2,598	(1,198)	1,515
Contract owners’ equity beginning of period	904,667	821,876	524,075	492,507	2,422,408	2,419,810	22,567	21,052

Contract owners’ equity end of period	$814,832	904,667	615,286	524,075	1,990,165	2,422,408	21,369	22,567

CHANGES IN UNITS:
Beginning units	29,982	29,931	32,214	29,881	132,841	143,879	553	553
Units purchased	602	1,532	15,776	5,775	2,100	5,435	-	-
Units redeemed	(4,443)	(1,481)	(9,671)	(3,442)	(21,444)	(16,473)	-	-

Ending units	26,141	29,982	38,319	32,214	113,497	132,841	553	553

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FGP		AMCG		AMBP
	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(112,799)	(122,367)	(3,621)	-	(22,836)	(28,182)
Realized gain (loss) on investments	731,770	920,208	(1,851)	-	153,535	108,299
Change in unrealized gain (loss) on investments	(376,120)	244,217	(77,630)	-	(468,880)	(195,340)
Reinvested capital gains	334,261	-	-	-	384,338	175,063

Net increase (decrease) in contract owners’ equity resulting from operations	577,112	1,042,058	(83,102)	-	46,157	59,840

Equity transactions:
Purchase payments received from contract owners (note 3)	4,708	70,773	-	-	3,925	3,147
Transfers between funds	(358,752)	(16,470)	1,860,635	-	(1,901,533)	27,252
Redemptions (note 3)	(700,648)	(1,289,344)	(7,071)	-	(223,597)	(271,917)
Annuity benefits	(10,281)	(9,869)	(263)	-	(2,996)	(3,165)
Contract maintenance charges (note 2)	(9,910)	(10,719)	(195)	-	(2,151)	(2,496)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(74)
Adjustments to maintain reserves	3,327	3,402	26,451	-	(25,397)	1,041

Net equity transactions	(1,071,556)	(1,252,227)	1,879,557	-	(2,151,749)	(246,212)

Net change in contract owners’ equity	(494,444)	(210,169)	1,796,455	-	(2,105,592)	(186,372)
Contract owners’ equity beginning of period	10,781,314	10,991,483	-	-	2,105,592	2,291,964

Contract owners’ equity end of period	$10,286,870	10,781,314	1,796,455	-	-	2,105,592

CHANGES IN UNITS:
Beginning units	197,399	221,137	-	-	67,751	75,870
Units purchased	778	1,623	189,684	-	123	1,195
Units redeemed	(20,163)	(25,361)	(4,841)	-	(67,874)	(9,314)

Ending units	178,014	197,399	184,843	-	-	67,751

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Initial Class (MEGS)*

Total Return Series - Initial Class (MTRS)

NATIONWIDE FUNDS GROUP

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Small Company Fund - Class I (SCF)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP International Fund - Class I (ACVI)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Primary Shares (FVCA2P)*

High Income Bond Fund II - Primary Shares (FHIB)*

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Growth Portfolio - Initial Class (FGP)

VIP Overseas Portfolio - Initial Class (FOP)*

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

*	At December 31, 2015, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS December 31, 2015

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company offers two products through the Account, the NLAIC Annuity product and the Eagle Choice product. The following additional contract charges are deducted by the Company: (a) for the NLAIC Annuity contracts, a contract maintenance charge of $30, dependent upon contract type and issue date, which is satisfied by redeeming units; for the Eagle Choice contracts, a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the NLAIC Annuity contracts, a mortality and expense risk charge assessed through a reduction of the unit value equal to 1.25% and an administrative charge of 0.05%, for a total variable account charge of 1.30%; for the Eagle Choice contracts a mortality and expense risk charge assessed through a reduction of the unit value equal to 1.25% and an administrative charge of 0.15%, for a total variable account charge of 1.40%. No charges are deducted from the initial funding to the Account by the Company, or from earnings thereon.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2015.

	Total	MTRS	TRF	GBF	CAF	SAM	ACVB	FEIP

1.3%	$316,189	$-	$75,859	$27,414	$11,280	$7,670	$27,971	$-
1.4%	656	343	-	-	-	-	-	313

Totals	$316,845	$343	$75,859	$27,414	$11,280	$7,670	$27,971	$313

	FGP	AMCG	AMBP

1.3%	$139,538	$3,621	$22,836
1.4%	-	-	-

	$139,538	$3,621	$22,836

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $14 and $6,957 , respectively, and total transfers from the Account to the fixed account were $282,659 and $129,520, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $133 and $0 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$23,220,945	$-	$-	$23,220,945

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS December 31, 2015

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
Total Return Series - Initial Class (MTRS)	$1,548	$343
NVIT Nationwide Fund - Class I (TRF)	90,033	559,305
NVIT Government Bond Fund - Class I (GBF)	425,536	413,436
American Century NVIT Growth Fund - Class I (CAF)	120,075	149,942
NVIT Money Market Fund - Class I (SAM)	203,185	111,967
VP Balanced Fund - Class I (ACVB)	273,777	416,086
Equity-Income Portfolio - Initial Class (FEIP)	2,761	313
VIP Growth Portfolio - Initial Class (FGP)	405,079	1,254,682
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	1,926,283	50,602
Balanced Portfolio - I Class Shares (obsolete) (AMBP)	387,040	2,176,873

Total	$3,835,317	$5,133,548

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VA SEPARATE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Total Return Series - Initial Class (MTRS)
2015	1.40%	785	$30.475456	$23,923	2.63%	-1.77%
2014	1.40%	785	31.023225	24,353	1.88%	6.98%
2013	1.40%	785	28.999128	22,764	1.80%	17.38%
2012	1.40%	785	24.705273	19,394	2.77%	9.70%
2011	1.40%	785	22.521782	17,680	2.60%	0.35%
NVIT Nationwide Fund - Class I (TRF)
2015	1.30%	100,447	54.831433	5,507,708	1.21%	-0.38%
2014	1.30%	108,664	55.038805	5,980,681	1.16%	10.69%
2013	1.30%	117,144	49.723413	5,824,800	1.29%	29.40%
2012	1.30%	127,035	38.426682	4,881,533	1.38%	12.73%
2011	1.30%	142,139	34.088481	4,845,271	1.13%	-0.78%
NVIT Government Bond Fund - Class I (GBF)
2015	1.30%	62,185	34.251142	2,129,941	1.82%	-1.41%
2014	1.30%	62,218	34.740062	2,161,526	1.95%	3.21%
2013	1.30%	72,153	33.659691	2,428,615	1.86%	-5.30%
2012	1.30%	86,779	35.544563	3,084,522	2.11%	1.71%
2011	1.30%	105,324	34.945645	3,680,615	3.00%	5.86%
American Century NVIT Growth Fund - Class I (CAF)
2015	1.30%	26,141	31.170664	814,832	0.34%	3.31%
2014	1.30%	29,982	30.172679	904,667	0.36%	9.88%
2013	1.30%	29,931	27.459076	821,876	0.65%	28.05%
2012	1.30%	32,892	21.443356	705,357	0.42%	12.54%
2011	1.30%	40,341	19.054639	768,683	0.59%	-1.98%
NVIT Money Market Fund - Class I (SAM)
2015	1.30%	38,319	16.056528	615,286	0.00%	-1.30%
2014	1.30%	32,214	16.268011	524,075	0.00%	-1.30%
2013	1.30%	29,881	16.482277	492,507	0.00%	-1.30%
2012	1.30%	24,179	16.699359	403,791	0.00%	-1.30%
2011	1.30%	23,773	16.919908	402,255	0.00%	-1.30%
VP Balanced Fund - Class I (ACVB)
2015	1.30%	113,497	17.535111	1,990,165	1.69%	-3.84%
2014	1.30%	132,841	18.235397	2,422,408	1.52%	8.43%
2013	1.30%	143,879	16.818367	2,419,810	1.59%	15.90%
2012	1.30%	153,473	14.511028	2,227,052	2.06%	10.34%
2011	1.30%	162,227	13.150636	2,133,402	1.90%	3.97%
Equity-Income Portfolio - Initial Class (FEIP)
2015	1.40%	553	38.642142	21,369	3.23%	-5.31%
2014	1.40%	553	40.808720	22,567	2.90%	7.20%
2013	1.40%	553	38.069216	21,052	2.58%	26.35%
2012	1.40%	553	30.128896	16,661	3.21%	15.66%
2011	1.40%	553	26.049127	14,405	2.54%	-0.44%
VIP Growth Portfolio - Initial Class (FGP)
2015	1.30%	178,014	57.307466	10,201,531	0.25%	5.78%
2014	1.30%	197,399	54.175332	10,694,157	0.18%	9.85%
2013	1.30%	221,137	49.317174	10,905,853	0.29%	34.56%
2012	1.30%	248,464	36.649441	9,106,066	0.60%	13.19%
2011	1.30%	259,205	32.377305	8,392,327	0.34%	-1.10%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2015	1.30%	184,843	9.583244	1,771,395	0.00%	-4.17%	11/4/2015

NATIONWIDE VA SEPARTE ACCOUNT-A NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Balanced Portfolio - I Class Shares (obsolete) (AMBP)
2014	1.30%	67,751	$30.668692	$2,077,834	0.00%	2.83%
2013	1.30%	75,870	29.825105	2,262,830	0.00%	16.94%
2012	1.30%	85,180	25.503893	2,172,422	0.00%	7.92%
2011	1.30%	99,043	23.632811	2,340,665	0.29%	-1.92%

2015	Reserves for annuity contracts in payout phase:				146,291
2015	Contract owners equity:				$23,222,441
2014	Reserves for annuity contracts in payout phase:				153,838
2014	Contract owners equity:				$24,966,106
2013	Reserves for annuity contracts in payout phase:				152,714
2013	Contract owners equity:				$25,352,821
2012	Reserves for annuity contracts in payout phase:				127,078
2012	Contract owners equity:				$22,743,876
2011	Reserves for annuity contracts in payout phase:				122,282
2011	Contract owners equity:				$22,717,585

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.